PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets
	As of December 31,
	2012	2013
Interest receivable	1,168	8,392
Prepaid marketing and promotion fee	—	1,335
Advance to suppliers	455	1,260
VAT rebate receivable	2,009	1,126
Prepaid rental and rental deposits	1,557	903
Advances to employees	663	344
Inventory	28	222
Other prepaid expenses	1,960	2,618
Total	7,840	16,200